DEPOSITS FOR NON-CURRENT ASSETS	12 Months Ended
Dec. 31, 2011
DEPOSITS FOR NON-CURRENT ASSETS
13.	DEPOSITS FOR NON-CURRENT ASSETS

Deposits for non-current assets consist of the following:

	As at December 31,
	2010	2011	2011
	RMB	RMB	US$

Deposits for purchase of property, plant and equipment *	194,932	197,879	31,440
Others **	29,600	32,600	5,180

	224,532	230,479	36,620
Reserve for unrecoverable deposits	(2,513)	(23,192)	(3,685)

	222,019	207,287	32,935

	For the Years Ended December 31,
	2009	2010	2011	2011
	RMB	RMB	RMB	US$

Movement in reserve for unrecoverable deposits:
Balance at beginning of the year	-	-	2,513	399
Provisions for the year	-	2,513	20,679	3,286
Balance at end of the year	-	2,513	23,192	3,685

*	Represents interest-free non-refundable partial payments to suppliers associated with contracts the Group enters into for the future scheduled delivery of medical equipment to customers. As at December 31, 2011 the remaining contractual obligations associated with these purchase contracts are approximately RMB37,779 (US$6,003) which is included in the amount disclosed as purchase commitments in note 26. The Group recorded a reserve of unrecoverable deposits for purchase of property, plant and equipment amounting to RMB20,679 (US$3,286) for the year ended December 31, 2011 based on its assessment of realizability and financial strength of the counterparties.

**	The Group has entered into two distinct framework agreements with Chang’an and Chang’an Information Industry (Group) Co., Ltd., (“Chang’an Information”) towards the development and construction of the following two medical facilities:

On December 18, 2007, the Group entered into a framework agreement to build a proton treatment center in Beijing, pursuant to which the Group paid deposits to a subsidiary of Chang’an Information to be used towards the construction of the proton treatment center. Total deposits paid as of December 31, 2010 and 2011 pursuant to this arrangement amounted to RMB26,600 and RMB29,600 (US$4,703), respectively.

In December 2010, the Group entered into a framework agreement for acquisition of Chang’an (see note 29). A deposit of RMB3,000 (US$477) was made in accordance with the planned acquisition.